TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND (Prospectus Summary) | TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND
TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND SUMMARY
The Fund's Investment Goal
The Touchstone Sands Capital Institutional Growth Fund (the “Fund”) seeks long-term capital appreciation.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND
Wire Redemption Fee	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND
Management Fees		0.78%
Other Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	0.79%
[1]	Touchstone Advisors, Inc. and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.80%. This expense limitation will remain in effect until at least April 29, 2014, but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund's shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Fund's Management" in the Fund's prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND
Expense Example, With Redemption, 1 Year	81
Expense Example, With Redemption, 3 Years	252
Expense Example, With Redemption, 5 Years	439
Expense Example, With Redemption, 10 Years	978

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

The Fund’s Principal Investment Strategies

The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of U.S. companies with above-average potential for revenue and earnings growth.  This is a non-fundamental investment policy that the Fund can change upon 60 days prior notice to shareholders.  The Fund emphasizes investments in large capitalization growth companies.  For purposes of this Fund, large capitalization companies are defined as companies with a market capitalization found within the Russell 1000 Index (between approximately $306 million and $419 billion as of February 28, 2013) at the time of purchase.  The market capitalization range and composition of the Russell 1000 Index are subject to change.  The Fund will typically own between 25 and 30 stocks and is non-diversified.  The Fund may also focus on specific sectors.

The Fund’s sub-advisor, Sands Capital Management, LLC (“Sands Capital” or “Sub-Advisor”), seeks companies with: sustainable above-average earnings growth; significant competitive advantages; a leadership position or proprietary niche; a clear sense of purpose and mission in an understandable business and financial strength; and a rational value relative to comparable companies, the market, and the business prospects for that particular company.  Sands Capital has a three-pronged sell discipline.  Sands Capital typically sells a company for one of the following reasons: deterioration in fundamentals, slowing growth/maturing business, or opportunity cost.

The Principal Risks

The Fund’s share price will fluctuate.  You could lose money on your investment in the Fund and the Fund could also return less than other investments.  The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•                  Large-Cap Risk: Large-cap risk is the risk that stocks of larger companies may underperform relative to those of small- and mid-sized companies.  Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Growth Investing Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth or earnings potential.  Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market.  Growth oriented funds may underperform when value investing is in favor.

Management Risk: Touchstone Advisors, Inc., the Fund’s advisor (the “Advisor”), engages one or more sub-advisors to make investment decisions on its behalf for a portion or all of the Fund.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.  The value of your investment may decrease if the sub-advisor’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers.  The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Sector Focus Risk:  The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return.  As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund’s net asset value and magnified effect on the total return.

This Fund should only be purchased by investors seeking long-term capital appreciation.  As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Investment Strategies and Risks” section of the Fund’s prospectus.

The Fund’s Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year (before taxes) and by showing how the Fund’s average annual total returns for 1 year, 5 years, and since inception (before and after taxes) compare with the Russell 1000® Growth Index.  The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Sands Capital Institutional Growth Fund Total Return as of December 31

Best Quarter: 1st Quarter 2012 +24.17% Worst Quarter: 4th Quarter 2008 -30.53% The year-to-date return for the Fund as of March 31, 2013 is 7.07%.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account.

Average Annual Total Returns For the period ended December 31, 2012
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND	Return Before Taxes	23.75%	7.10%	8.11%	Jan. 21, 2005
TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND After Taxes on Distributions	Return After Taxes on Distributions	23.08%	6.85%	7.94%	Jan. 21, 2005
TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	16.34%	6.07%	7.08%	Jan. 21, 2005
TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	15.26%	3.12%	5.68%	Jan. 21, 2005